Investments in Affiliated Companies - Summary Statements of Stockholder's Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Dividends:
Trust preferred securities	$ (1,007)
Total retained earnings		45,729	44,694
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balance		10,310
Retained earnings:
Net income		348	353
Dividends:
Trust preferred securities		(337)
Common dividends paid to HopFed Bancorp, Inc.		(11)
Total retained earnings		0
Ending balance		10,310
Majority-Owned Subsidiary, Unconsolidated [Member] | Trust Preferred Securities [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balance		10,000
Dividends:
Total retained earnings		0
Ending balance		10,000
Majority-Owned Subsidiary, Unconsolidated [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balance		310
Dividends:
Total retained earnings		0
Ending balance		310
Majority-Owned Subsidiary, Unconsolidated [Member] | Retained Earnings [Member]
Retained earnings:
Net income		348
Dividends:
Trust preferred securities		(337)
Common dividends paid to HopFed Bancorp, Inc.		(11)
Total retained earnings		$ 0